Loss Per Share (EPS) - Basic and diluted (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings per share [Line items]
Loss of year attributable to equity holders (in EUR)	€ (6,240,000)	€ (8,762,000)	€ (17,929,000)	€ (21,371,000)
Weighted average number of common shares outstanding (in units)	25,836,279	25,197,917	25,809,995	23,154,759
Basic earnings per share in EUR (EUR/unit)	€ (0.242)	€ (0.348)	€ (0.695)	€ (0.923)
Diluted earnings per share in EUR (EUR/unit)	€ (0.242)	€ (0.348)	€ (0.695)	€ (0.923)